BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Reverse Recapitalization Cash Balance	The cash balance on the Closing Date consisted of the following (in thousands):

Amount
Capital contribution from EverArc	$315,807
Proceeds from PIPE Subscribers	1,150,000
Senior Notes, net of issue costs	663,970

Total	$2,129,777

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary purchase price consideration and allocation for SK Intermediate was as follows (in thousands):

At November 9, 2021
Preliminary Purchase Consideration:
Cash consideration	$1,220,103
Management Subscribers rollover contribution	11,048
Redeemable Preferred Shares	100,000

Fair value of total consideration transferred	$1,331,151

Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Property, plant and equipment	$62,689
Inventory	100,246
Tradenames	101,000
Customer lists	761,000
Existing technology and patents	250,000
Working capital	27,379
Other assets (liabilities), net	(832)
LaderaTech contingent earn-out (1)	(19,781)
Long-term debt	(696,971)
Deferred tax liabilities	(299,474)

Total fair value of net assets acquired	285,256
Goodwill (2)	1,045,895

Total	$1,331,151

(1)	Refer to the LaderaTech Acquisition.
(2)	Of the total goodwill amount herein, $871.4 million has been allocated to Fire Safety segment and $174.5 million has been allocated to Oil Additives segment.
In accordance with the acquisition method of accounting, the purchase price for the SK Intermediate acquisition has been allocated to the assets acquired and liabilities assumed based on their estimated fair values
The following table summarizes the consideration transferred for the LaderaTech acquisition and the fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

May 7, 2020
Purchase Consideration:
Cash	$2,016
Contingent earn-out	19,816

Total purchase consideration	$21,832

Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Cash	$46
Net working capital	(38)
In-process research and development	20,200
Deferred tax liability	(5,282)

Total fair value of net assets acquired	14,926
Goodwill	6,906

Total	$21,832

The
following table summarizes the consideration transferred for the Ironman Acquisition and the fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

March 20, 2019
Purchase Consideration:
Cash	$16,814
Equity	2,500

Total purchase consideration	$19,314

Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Cash	$500
Net working capital	(262)
Inventory	513
Property, plant and equipment	1,900

Total fair value of net assets acquired	2,651
Goodwill	16,663

Total	$19,314

Summary of Pro Forma Information	The following table summarizes LaderaTech acquisition revenue and earnings included in the accompanying consolidated statements of operations and comprehensive income (loss) from May 7, 2020 through December 31, 2020 (in thousands):

May 7, 2020 - December 31, 2020
Net sales	$609
Net loss	(343)
The unaudited pro forma financial information as presented below is for illustrative purposes and does not purport to represent what the results of operations would actually have been if the business combinations occurred as of the date indicated or what the results would be for any future periods (in thousands):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Pro forma net sales	$339,579	$239,418
Pro forma net income (loss)	23,815	(42,335)